Financial Debt - Recoverable Cash Advances And Other Loans (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Financial Debt
Recoverable cash advances - Non-current	€ 9,139	€ 8,623
Recoverable cash advances - Current	246	248
Total recoverable cash advances	9,385	8,871	€ 9,175	€ 8,674
Synthetic warrants - Non-current	2,696	3,204
EIB Finance Agreement Non Current	7,093	6,898
Total other loan	9,789	10,102
Non-current	18,928	18,725
Current	246	248
Total Financial Debt	€ 19,174	€ 18,973